FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906





September 28, 2007


Filed Via EDGAR (CIK #0000872625)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:   Franklin Strategic Series (the "Trust")
      File Nos. 033-39088 and 811-06243

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith under the EDGAR system, is Post-Effective Amendment No. 52 to the Trust's Registration Statement on Form N-1A (the Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act) and the Investment Company Act of 1940, as amended.

The filing has been made in order to register shares of a new series of the Trust for public sale under the 1933 Act. The new series is called the Franklin Focused Core Equity Fund. The Fund will offer four classes of shares. The Fund will have an investment goal of capital appreciation. The Fund will pursue its investment goal by investing most of its assets in equity securities of large capitalization companies. This filing includes a Prospectus and Statement of Additional Information for the Fund and is newly drafted. We believe that the Fund's operations do not raise novel or complex issues of law or policy.

Pursuant to Rule 485(a)(2), under the 1933 Act, the Amendment will become effective on December 13, 2007, which is at least seventy-five days after the filing. Please direct any comments or questions regarding this filing to the undersigned at (650)312-5824 or the address shown above.


Sincerely,

FRANKLIN STRATEGIC SERIES


/s/ David P. Goss
David P. Goss
Senior Associate General Counsel

DPG/ac